Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000224297
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class A
Trading Symbol	JAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%	[1]
AssetsNet	$ 196,206,088
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 781,540
InvestmentCompanyPortfolioTurnover	95.00%
C000224296
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class C
Trading Symbol	JACRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.29%	[2]
AssetsNet	$ 196,206,088
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 781,540
InvestmentCompanyPortfolioTurnover	95.00%
C000224295
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class I
Trading Symbol	JARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[3]
AssetsNet	$ 196,206,088
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 781,540
InvestmentCompanyPortfolioTurnover	95.00%
C000224298
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class R6
Trading Symbol	JARSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[4]
AssetsNet	$ 196,206,088
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 781,540
InvestmentCompanyPortfolioTurnover	95.00%
C000224305
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class A
Trading Symbol	JDAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%	[5]
AssetsNet	$ 532,888,945
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,241,277
InvestmentCompanyPortfolioTurnover	7.00%
C000224306
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class C
Trading Symbol	JDCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.31%	[6]
AssetsNet	$ 532,888,945
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,241,277
InvestmentCompanyPortfolioTurnover	7.00%
C000224307
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class I
Trading Symbol	JDIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[7]
AssetsNet	$ 532,888,945
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,241,277
InvestmentCompanyPortfolioTurnover	7.00%
C000224308
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class R6
Trading Symbol	JDSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[8]
AssetsNet	$ 532,888,945
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,241,277
InvestmentCompanyPortfolioTurnover	7.00%
C000224285
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class A
Trading Symbol	JASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	1.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%	[9]
AssetsNet	$ 424,851,266
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 1,871,462
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$424,851,266
Number of Portfolio Holdings	866
Advisory Fee (net of waivers)	$1,871,462
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.1%
Corporate Bonds	16.8%
Municipal Bonds	0.3%
U.S. Government & Agencies	9.8%

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	11.0%
Other Industries	1.6%
Whole Business	0.9%
CDO	1.2%
Agency CMBS	1.7%
Residential Mortgage	1.7%
Student Loans	1.6%
Banking	2.5%
U.S. Treasury Notes	2.8%
Specialty Finance	4.0%
Other ABS	4.3%
Home Equity	4.6%
U.S. Treasury Bills	5.9%
Institutional Financial Services	8.1%
Non Agency CMBS	22.0%
CMO	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, , 3.360%, 03/24/26	3.5%
United States Treasury Note, , 3.625%, 12/31/30	2.8%
United States Treasury Bill, , 3.580%, 04/30/26	2.3%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.5%
CHNGE Mortgage Trust, 2023-2, 7.962%, 06/25/58	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.0%
Morgan Stanley, , 10.000%, 04/30/30	0.9%
CHNGE Mortgage Trust, 2023-4, 8.399%, 09/25/58	0.9%

C000224286
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class C
Trading Symbol	JSVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.45%	[10]
AssetsNet	$ 424,851,266
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 1,871,462
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$424,851,266
Number of Portfolio Holdings	866
Advisory Fee (net of waivers)	$1,871,462
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.1%
Corporate Bonds	16.8%
Municipal Bonds	0.3%
U.S. Government & Agencies	9.8%

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	11.0%
Other Industries	1.6%
Whole Business	0.9%
CDO	1.2%
Agency CMBS	1.7%
Residential Mortgage	1.7%
Student Loans	1.6%
Banking	2.5%
U.S. Treasury Notes	2.8%
Specialty Finance	4.0%
Other ABS	4.3%
Home Equity	4.6%
U.S. Treasury Bills	5.9%
Institutional Financial Services	8.1%
Non Agency CMBS	22.0%
CMO	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, , 3.360%, 03/24/26	3.5%
United States Treasury Note, , 3.625%, 12/31/30	2.8%
United States Treasury Bill, , 3.580%, 04/30/26	2.3%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.5%
CHNGE Mortgage Trust, 2023-2, 7.962%, 06/25/58	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.0%
Morgan Stanley, , 10.000%, 04/30/30	0.9%
CHNGE Mortgage Trust, 2023-4, 8.399%, 09/25/58	0.9%

C000224288
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class I
Trading Symbol	JSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%	[11]
AssetsNet	$ 424,851,266
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 1,871,462
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$424,851,266
Number of Portfolio Holdings	866
Advisory Fee (net of waivers)	$1,871,462
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.1%
Corporate Bonds	16.8%
Municipal Bonds	0.3%
U.S. Government & Agencies	9.8%

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	11.0%
Other Industries	1.6%
Whole Business	0.9%
CDO	1.2%
Agency CMBS	1.7%
Residential Mortgage	1.7%
Student Loans	1.6%
Banking	2.5%
U.S. Treasury Notes	2.8%
Specialty Finance	4.0%
Other ABS	4.3%
Home Equity	4.6%
U.S. Treasury Bills	5.9%
Institutional Financial Services	8.1%
Non Agency CMBS	22.0%
CMO	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, , 3.360%, 03/24/26	3.5%
United States Treasury Note, , 3.625%, 12/31/30	2.8%
United States Treasury Bill, , 3.580%, 04/30/26	2.3%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.5%
CHNGE Mortgage Trust, 2023-2, 7.962%, 06/25/58	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.0%
Morgan Stanley, , 10.000%, 04/30/30	0.9%
CHNGE Mortgage Trust, 2023-4, 8.399%, 09/25/58	0.9%

C000224287
Shareholder Report [Line Items]
Fund Name	Easterly Income Opportunities Fund
Class Name	Class R6
Trading Symbol	JASSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Income Opportunities Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[12]
AssetsNet	$ 424,851,266
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 1,871,462
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$424,851,266
Number of Portfolio Holdings	866
Advisory Fee (net of waivers)	$1,871,462
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	73.1%
Corporate Bonds	16.8%
Municipal Bonds	0.3%
U.S. Government & Agencies	9.8%

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	11.0%
Other Industries	1.6%
Whole Business	0.9%
CDO	1.2%
Agency CMBS	1.7%
Residential Mortgage	1.7%
Student Loans	1.6%
Banking	2.5%
U.S. Treasury Notes	2.8%
Specialty Finance	4.0%
Other ABS	4.3%
Home Equity	4.6%
U.S. Treasury Bills	5.9%
Institutional Financial Services	8.1%
Non Agency CMBS	22.0%
CMO	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, , 3.360%, 03/24/26	3.5%
United States Treasury Note, , 3.625%, 12/31/30	2.8%
United States Treasury Bill, , 3.580%, 04/30/26	2.3%
New Residential Mortgage Loan Trust, 2025-NQM4, 5.350%, 07/25/65	1.5%
CHNGE Mortgage Trust, 2023-2, 7.962%, 06/25/58	1.2%
RMF Buyout Issuance Trust, 2022-HB1, 4.500%, 04/25/32	1.2%
GS Mortgage Securities Corp Trust, 2013-PEMB, 3.549%, 03/5/33	1.1%
Morgan Stanley Capital I Trust, 2015-420, 7.982%, 10/12/50	1.0%
Morgan Stanley, , 10.000%, 04/30/30	0.9%
CHNGE Mortgage Trust, 2023-4, 8.399%, 09/25/58	0.9%

C000230314
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class A
Trading Symbol	SNOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.92%	[13]
AssetsNet	$ 109,173,897
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 404,135
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$109,173,897
Number of Portfolio Holdings	125
Advisory Fee	$404,135
Portfolio Turnover	23%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-15.5%
Communications	2.2%
Utilities	2.3%
Equity	2.9%
Consumer Staples	4.4%
Industrials	8.7%
Consumer Discretionary	10.4%
Technology	10.6%
Health Care	15.6%
Materials	18.7%
Energy	19.3%
Financials	20.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	5.1%
JPMorgan Chase & Company	3.5%
Range Resources Corporation	3.4%
ConocoPhillips	3.3%
Alamos Gold, Inc.	3.1%
Agnico Eagle Mines Ltd.	3.1%
Whitecap Resources, Inc.	3.0%
VanEck Junior Gold Miners ETF	2.9%
Pacira BioSciences, Inc.	2.8%
Sanofi - ADR	2.7%

C000230311
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class C
Trading Symbol	SNOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	2.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.67%	[14]
AssetsNet	$ 109,173,897
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 404,135
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$109,173,897
Number of Portfolio Holdings	125
Advisory Fee	$404,135
Portfolio Turnover	23%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-15.5%
Communications	2.2%
Utilities	2.3%
Equity	2.9%
Consumer Staples	4.4%
Industrials	8.7%
Consumer Discretionary	10.4%
Technology	10.6%
Health Care	15.6%
Materials	18.7%
Energy	19.3%
Financials	20.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	5.1%
JPMorgan Chase & Company	3.5%
Range Resources Corporation	3.4%
ConocoPhillips	3.3%
Alamos Gold, Inc.	3.1%
Agnico Eagle Mines Ltd.	3.1%
Whitecap Resources, Inc.	3.0%
VanEck Junior Gold Miners ETF	2.9%
Pacira BioSciences, Inc.	2.8%
Sanofi - ADR	2.7%

C000230312
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class I
Trading Symbol	SNOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.67%	[15]
AssetsNet	$ 109,173,897
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 404,135
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$109,173,897
Number of Portfolio Holdings	125
Advisory Fee	$404,135
Portfolio Turnover	23%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-15.5%
Communications	2.2%
Utilities	2.3%
Equity	2.9%
Consumer Staples	4.4%
Industrials	8.7%
Consumer Discretionary	10.4%
Technology	10.6%
Health Care	15.6%
Materials	18.7%
Energy	19.3%
Financials	20.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	5.1%
JPMorgan Chase & Company	3.5%
Range Resources Corporation	3.4%
ConocoPhillips	3.3%
Alamos Gold, Inc.	3.1%
Agnico Eagle Mines Ltd.	3.1%
Whitecap Resources, Inc.	3.0%
VanEck Junior Gold Miners ETF	2.9%
Pacira BioSciences, Inc.	2.8%
Sanofi - ADR	2.7%

C000230313
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class R6
Trading Symbol	SNORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.51%	[16]
AssetsNet	$ 109,173,897
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 404,135
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$109,173,897
Number of Portfolio Holdings	125
Advisory Fee	$404,135
Portfolio Turnover	23%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-15.5%
Communications	2.2%
Utilities	2.3%
Equity	2.9%
Consumer Staples	4.4%
Industrials	8.7%
Consumer Discretionary	10.4%
Technology	10.6%
Health Care	15.6%
Materials	18.7%
Energy	19.3%
Financials	20.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
B2Gold Corporation	5.1%
JPMorgan Chase & Company	3.5%
Range Resources Corporation	3.4%
ConocoPhillips	3.3%
Alamos Gold, Inc.	3.1%
Agnico Eagle Mines Ltd.	3.1%
Whitecap Resources, Inc.	3.0%
VanEck Junior Gold Miners ETF	2.9%
Pacira BioSciences, Inc.	2.8%
Sanofi - ADR	2.7%

C000230318
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class A
Trading Symbol	SNWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[17]
AssetsNet	$ 42,641,163
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 38,105
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$42,641,163
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$38,105
Portfolio Turnover	63%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Consumer Staples	0.5%
Communications	2.0%
Real Estate	4.7%
Energy	5.6%
Industrials	6.7%
Technology	10.7%
Materials	10.8%
Health Care	13.1%
Consumer Discretionary	18.8%
Financials	26.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Molina Healthcare, Inc.	4.8%
Photronics, Inc.	4.4%
Astec Industries, Inc.	4.1%
Abercrombie & Fitch Company, Class A	4.1%
Cleveland-Cliffs, Inc.	4.0%
Jackson Financial, Inc.	3.9%
Zions Bancorp National Association	3.9%
Progyny, Inc.	3.7%
Commercial Metals Company	3.7%
Open Text Corporation	3.6%

C000230315
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class C
Trading Symbol	SNWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.95%	[18]
AssetsNet	$ 42,641,163
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 38,105
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$42,641,163
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$38,105
Portfolio Turnover	63%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Consumer Staples	0.5%
Communications	2.0%
Real Estate	4.7%
Energy	5.6%
Industrials	6.7%
Technology	10.7%
Materials	10.8%
Health Care	13.1%
Consumer Discretionary	18.8%
Financials	26.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Molina Healthcare, Inc.	4.8%
Photronics, Inc.	4.4%
Astec Industries, Inc.	4.1%
Abercrombie & Fitch Company, Class A	4.1%
Cleveland-Cliffs, Inc.	4.0%
Jackson Financial, Inc.	3.9%
Zions Bancorp National Association	3.9%
Progyny, Inc.	3.7%
Commercial Metals Company	3.7%
Open Text Corporation	3.6%

C000230316
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class I
Trading Symbol	SNWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[19]
AssetsNet	$ 42,641,163
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 38,105
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$42,641,163
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$38,105
Portfolio Turnover	63%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Consumer Staples	0.5%
Communications	2.0%
Real Estate	4.7%
Energy	5.6%
Industrials	6.7%
Technology	10.7%
Materials	10.8%
Health Care	13.1%
Consumer Discretionary	18.8%
Financials	26.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Molina Healthcare, Inc.	4.8%
Photronics, Inc.	4.4%
Astec Industries, Inc.	4.1%
Abercrombie & Fitch Company, Class A	4.1%
Cleveland-Cliffs, Inc.	4.0%
Jackson Financial, Inc.	3.9%
Zions Bancorp National Association	3.9%
Progyny, Inc.	3.7%
Commercial Metals Company	3.7%
Open Text Corporation	3.6%

C000230317
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SNWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[20]
AssetsNet	$ 42,641,163
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 38,105
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$42,641,163
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$38,105
Portfolio Turnover	63%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Consumer Staples	0.5%
Communications	2.0%
Real Estate	4.7%
Energy	5.6%
Industrials	6.7%
Technology	10.7%
Materials	10.8%
Health Care	13.1%
Consumer Discretionary	18.8%
Financials	26.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Molina Healthcare, Inc.	4.8%
Photronics, Inc.	4.4%
Astec Industries, Inc.	4.1%
Abercrombie & Fitch Company, Class A	4.1%
Cleveland-Cliffs, Inc.	4.0%
Jackson Financial, Inc.	3.9%
Zions Bancorp National Association	3.9%
Progyny, Inc.	3.7%
Commercial Metals Company	3.7%
Open Text Corporation	3.6%

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